Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventory [Abstract]
Components of Inventories	The components of inventories at December 31, 2024 and December 31, 2023 are as follows:

	2024	2023

Finished goods	$85,161	$63,809
Spare parts	60,948	61,833
Work in process	41,050	32,823
Raw materials	29,522	22,641
Manufacturing supplies and other	10,957	8,883
Total Inventory	$227,638	$189,989